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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number:
                                               --------------
  This Amendment (Check only one.):            [_]  is a restatement.
                                               [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Quantitative Advantage, LLC
Address:   10225 Yellow Circle Drive
           Minnetonka, MN 55343

Form 13F File Number:  028-119785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Graham van der Leeuw
Title: Chief Operating Officer, Chief Compliance Officer and General Counsel

Phone:      (952) 942-3206

Signature, Place, and Date of Signing:

/s/ Graham van der Leeuw         Minnetonka, MN            November 2, 2011
----------------------------     ---------------------     ---------------------
[Signature]                      [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           46

Form 13F Information Table Value Total:     $405,700
                                         -----------
                                         (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                        2

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
                           FORM 13F INFORMATION TABLE

        COLUMN 1                  COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
----------------------------  ----------------  ---------  -------- ------------------ ---------- -------- -------------------------
                                                                                                                VOTING AUTHORITY
                                                            VALUE   SHRS OR  SH/  PUT/ INVESTMENT  OTHER   -------------------------
      NAME OF ISSUER           TITLE OF CLASS     CUSIP    (x$1000) PRN AMNT PRN  CALL DISCRETION MANAGER   SOLE  SHARED    NONE
----------------------------  ----------------  ---------  -------- -------- ---  ---- ---------- -------  ------ ------ -----------
CURRENCYSHARES AUSTRALIAN DL  AUSTRALIAN DOL    23129U101     8788     90957  SH          SOLE      NONE    42490    0         48467
CURRENCYSHARES CDN DLR TR     CDN DOLLAR SHS    23129X105     9008     94184  SH          SOLE      NONE    43837    0         50347
CURRENCYSHARES SWEDISH KRONA  SWEDISH KRONA     23129R108     8859     61169  SH          SOLE      NONE    28436    0         32733
ISHARES GOLD TRUST            ISHARES           464285105     7084    443049  SH          SOLE      NONE   283099    0        159950
ISHARES INC                   MSCI CDA INDEX    464286509     8933    351405  SH          SOLE      NONE   155007    0        196398
ISHARES INC                   MSCI JAPAN        464286848    10192   1086011  SH          SOLE      NONE   492467    0        593544
ISHARES INC                   MSCI PAC J IDX    464286665     9132    245222  SH          SOLE      NONE   111986    0        133236
ISHARES SILVER TRUST          ISHARES           46428Q109     4999    168544  SH          SOLE      NONE   107438    0         61106
ISHARES TR                    BARCLY USAGG B    464287226    20490    186901  SH          SOLE      NONE    71780    0        115121
ISHARES TR                    BARCLYS TIPS BD   464287176    15444    134006  SH          SOLE      NONE    62867    0         71139
ISHARES TR                    DJ US HEALTHCR    464287762     6974    107286  SH          SOLE      NONE    44898    0         62388
ISHARES TR                    DJ US UTILS       464287697     7230     90809  SH          SOLE      NONE    38516    0         52293
ISHARES TR                    NASDQ BIO INDX    464287556     7128     75987  SH          SOLE      NONE    31524    0         44463
ISHARES TR                    S&P500 GRW        464287309    35163    567148  SH          SOLE      NONE   236681    0        330467
ISHARES TR                    S&P 500 INDEX     464287200      306      2663  SH          SOLE      NONE       16    0          2647
ISHARES TR                    S&P MC 400 GRW    464287606      278      3063  SH          SOLE      NONE     2664    0           399
ISHARES TR                    S&P SMLCP GROW    464287887      280      4252  SH          SOLE      NONE     3700    0           552
ISHARES TR                    CONS SRVC IDX     464287580     6981    108153  SH          SOLE      NONE    45230    0         62923
ISHARES TR                    BARCLYS MBS BD    464288588    28719    266381  SH          SOLE      NONE    98616    0        167765
ISHARES TR                    CONS GOODS IDX    464287812     7049    111548  SH          SOLE      NONE    47018    0         64530
ISHARES TR                    RESIDENT PLS CAP  464288562     6051    157175  SH          SOLE      NONE   100134    0         57041
ISHARES TR                    IBOXX INV CPBD    464287242    22120    198240  SH          SOLE      NONE    56872    0        141368
ISHARES TR                    US PFD STK IDX    464288687     5995    172668  SH          SOLE      NONE   109739    0         62929
ISHARES TR                    JPMORGAN USD      464288281     6404     61526  SH          SOLE      NONE    39333    0         22193
PIMCO ETF TR                  1-5 US TIP IDX    72201R205     8394    158255  SH          SOLE      NONE     9951    0        148304
POWERSHARES DB CMDTY IDX TRA  UNIT BEN INT      73935S105     8342    321730  SH          SOLE      NONE   149336    0        172394
POWERSHARES GLOBAL ETF TRUST  AGG PFD PORT      73936T565     2742    206159  SH          SOLE      NONE    13868    0        192291
POWERSHARES GLOBAL ETF TRUST  SOVEREIGN DEBT    73936T573     2792    106530  SH          SOLE      NONE     7139    0         99391
POWERSHARES GLOBAL ETF TRUST  ASIA PAC EX-JP    73936T854     3315     76202  SH          SOLE      NONE     5166    0         71036
POWERSHS DB MULTI SECT COMM   DB AGRICULT FD    73936B408     8844    294798  SH          SOLE      NONE   138229    0        156569
POWERSHS DB MULTI SECT COMM   DB GOLD FUND      73936B606     2959     51652  SH          SOLE      NONE     3425    0         48227
POWERSHS DB MULTI SECT COMM   DB SILVER FUND    73936B309     2128     40277  SH          SOLE      NONE     2684    0         37593
PROSHARES TR                  PSHS SH MSCI EAF  74347R370    10234    184463  SH          SOLE      NONE    86266    0         98197
PROSHARES TR                  PSHS SHTRUSS2000  74347R826     9911    284890  SH          SOLE      NONE   132938    0        151952
VANGUARD BD INDEX FD INC      INTERMED TERM     921937819     8420     96520  SH          SOLE      NONE     6091    0         90429
VANGUARD BD INDEX FD INC      TOTAL BND MRKT    921937835    17195    206399  SH          SOLE      NONE    13876    0        192523
VANGUARD INDEX FDS            GROWTH ETF        922908736    13843    243804  SH          SOLE      NONE    15703    0        228101
VANGUARD INDEX FDS            REIT ETF          922908553     5111    102314  SH          SOLE      NONE     6893    0         95421
VANGUARD INTL EQUITY INDEX F  MSCI PAC ETF      922042866     3586     74162  SH          SOLE      NONE     5047    0         69115
VANGUARD SCOTTSDALE FDS       INT-TERM CORP     92206C870    16883    210821  SH          SOLE      NONE    42063    0        168758
VANGUARD SCOTTSDALE FDS       SHRT-TERM CORP    92206C409    22118    285762  SH          SOLE      NONE    53038    0        232724
VANGUARD TAX-MANAGED INTL FD  MSCI EAFE ETF     921943858     3551    117005  SH          SOLE      NONE     7931    0        109074
VANGUARD WORLD FDS            CONSUM DIS ETF    92204A108     2916     51322  SH          SOLE      NONE     3194    0         48128
VANGUARD WORLD FDS            CONSUM STP ETF    92204A207     2942     38870  SH          SOLE      NONE     2406    0         36464
VANGUARD WORLD FDS            HEALTH CAR ETF    92204A504     2917     51707  SH          SOLE      NONE     3218    0         48489
VANGUARD WORLD FDS            UTILITIES ETF     92204A876     2950     42377  SH          SOLE      NONE     2616    0         39761
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